Interim Condensed Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021			$ 210,847	$ (174,887)	$ 35,960
Balance (in Shares) at Dec. 31, 2021		18,756,570
Share-based compensation			2,539		2,539
Issuance of shares, net	[1]		3,754		3,754
Issuance of shares, net (in Shares)	[1]	768,622
Issuance of warrants			468		468
Exercise of options			108		108
Exercise of options (in Shares)		25,981
Net loss				(23,719)	(23,719)
Balances at Jun. 30, 2022			217,716	(198,606)	19,110
Balances (in Shares) at Jun. 30, 2022		19,551,173
Balance at Dec. 31, 2021			210,847	(174,887)	35,960
Balance (in Shares) at Dec. 31, 2021		18,756,570
Share-based compensation			4,307		4,307
Issuance of ordinary shares, net	[2]		4,423		4,423
Issuance of ordinary shares, net (in Shares)	[2]	1,065,057
Issuance of warrants			588		588
Exercise of options			108		108
Exercise of options (in Shares)		30,206
Net loss				(39,557)	(39,557)
Balances at Dec. 31, 2022			220,273	(214,444)	5,829
Balances (in Shares) at Dec. 31, 2022		19,851,833
Balance at Mar. 31, 2022			215,606	(186,761)	28,845
Balance (in Shares) at Mar. 31, 2022		19,470,757
Share-based compensation			1,266		1,266
Issuance of ordinary shares, net	[3]		285		285
Issuance of ordinary shares, net (in Shares)	[3]	57,722
Issuance of warrants			468		468
Exercise of options			91		91
Exercise of options (in Shares)		22,694
Net loss				(11,845)	(11,845)
Balances at Jun. 30, 2022			217,716	(198,606)	19,110
Balances (in Shares) at Jun. 30, 2022		19,551,173
Balance at Dec. 31, 2022			220,273	(214,444)	5,829
Balance (in Shares) at Dec. 31, 2022		19,851,833
Share-based compensation			1,970		1,970
Issuance of ordinary shares, net	[4]		8,627		8,627
Issuance of ordinary shares, net (in Shares)	[4]	18,808,029
Issuance of pre-funded warrants, net	[5]		3,987		3,987
Issuance of pre-funded warrants, net (in Shares)	[5]
Exercise of options			9		9
Exercise of options (in Shares)		34,309
Modification of warrants			31		31
Reclassification of pre-funded warrants to Liabilities			(2,106)		(2,106)
Reclassification of pre-funded warrants to Equity			1,905		1,905
Cashless exercise of pre-funded warrants
Cashless exercise of pre-funded warrants (in Shares)		10,354,532
Net loss				(11,905)	(11,905)
Balances at Jun. 30, 2023			234,696	(226,349)	8,347
Balances (in Shares) at Jun. 30, 2023		49,048,703
Balance at Mar. 31, 2023			231,919	(220,512)	11,407
Balance (in Shares) at Mar. 31, 2023		38,694,171
Share-based compensation			841		841
Modification of warrants			31		31
Reclassification of pre-funded warrants to Equity			1,905		1,905
Cashless exercise of pre-funded warrants
Cashless exercise of pre-funded warrants (in Shares)		10,354,532
Net loss				(5,837)	(5,837)
Balances at Jun. 30, 2023			$ 234,696	$ (226,349)	$ 8,347
Balances (in Shares) at Jun. 30, 2023		49,048,703

[1]	Net of issuance cost of $162.
[2]	Net of issuance costs of $222.
[3]	Net of issuance cost of $21 in cash.
[4]	Net of issuance cost of $734.
[5]	Net of issuance cost of $362.